                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

             CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND

The following information supersedes certain information in the fund's Common Class Prospectus and Statement of Additional Information.

In light of the fund's emphasis on growth stocks, effective immediately, the fund has changed its performance benchmark to the Russell 1000(R) Growth Index. The following information replaces similar information found on page 7 of the prospectus with respect to the fund:

                          AVERAGE ANNUAL TOTAL RETURNS

                                     ONE YEAR   FIVE YEARS   10 YEARS    LIFE OF      INCEPTION
PERIOD ENDED 12/31/00:                 2000     1996-2000    1991-2000    FUND          DATE
CAPITAL APPRECIATION FUND              -5.24%     23.40%       19.71%     15.77%       8/17/87
---------------------------------------------------------------------------------------
S&P 500 INDEX(1)                       -9.10%     18.33%       17.46%     13.85%(3)
---------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(2)          -22.42%     18.15%       17.33%     13.73%(3)

(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization.

(3) Performance since August 31, 1987.

November 15, 2001                                                  WPUSL-16-1101

                 SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

             CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND

The following information supersedes certain information in the fund's Advisor Class Prospectus and Statement of Additional Information.

In light of the fund's emphasis on growth stocks, effective immediately, the fund has changed its performance benchmark to the Russell 1000(R) Growth Index. The following information replaces similar information found on page 7 of the prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                                     ONE YEAR   FIVE YEARS   10 YEARS    LIFE OF      INCEPTION
PERIOD ENDED 12/31/00:                 2000     1996-2000    1991-2000    FUND          DATE
CAPITAL APPRECIATION FUND              -5.66%     22.82%      N/A         15.39%       4/4/91
---------------------------------------------------------------------------------------
S&P 500 INDEX(1)                       -9.10%     18.33%      N/A         13.85%(3)
---------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(2)          -22.42%     18.15%      N/A         15.82%(3)

(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization.

(3) Performance since March 31, 1991.

November 15, 2001                                                  ADCAP-16-1101